Discontinued Operations - Additional Informations (Details)	12 Months Ended
Dec. 31, 2022
Canada Jetlines Operations Ltd. | Spinoff
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of shares retained	25.00%